Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Langar Global HealthTech ETF
Shareholder Report [Line Items]
Fund Name	Langar Global HealthTech ETF
Class Name	Langar Global HealthTech ETF
Trading Symbol	LGHT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Langar Global HealthTech ETF for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/LGHT. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/LGHT
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Langar Global HealthTech ETF	$84	0.85%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year January 1, 2025 to December 31, 2025, the Fund returned -1.51%. The Fund underperformed the S&P 500 Index and the S&P 500 Health Index, which returned 17.88% and 14.60%, respectively, for the same period.

What Factors Influenced Performance?

Event 1: Tailwind from Artificial Intelligence (AI) Adoption

Impact: The continued adoption of AI supported revenue growth across the HealthTech industry benefited several Fund holdings.

Response: This trend is consistent with the Adviser’s core investment thesis.

Event 2: U.S. Tariffs

Impact: The implementation of U.S. tariffs created near-term headwinds as affected companies evaluated operational and supply-chain workarounds.

Response: The Fund exited positions where tariff-related pressures were expected to persist into 2026.

• Outcome: The Fund experienced short-term volatility but reduced longer-term exposure to tariff risk.

Top contributors

• ResMed (RMD)

• Philips (PHG)

• IQVIA Holdings (IQV)

Lagging Performers

• Siemens Healthineers (SMMNY)

The Fund's underperformance relative to the S&P 500 Health Index was primarily driven by the differences in holdings and concentration effects. The S&P Health Index had less than 10% overlap with the Fund and was heavily influenced by Eli Lilly, which appreciated more than 40% in the second half of 2025.That outsized move materially lifted the index's performance. The Fund did not have comparable exposure to Eli Lilly.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the inception date of the Fund in an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector that the Fund invests in for the same period.

Average Annual Return [Table Text Block]	Average Annual Total Returns (as of December 31, 2025)
	1 Year	Since Inception
Langar Global HealthTech ETF	-1.51%	-0.07%
S&P 500 Index	17.88%	21.81%
S&P 500 Health Care Index	14.60%	6.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://etfpages.com/LGHT for more recent performance information.
Net Assets	$ 3,994,673
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 30,308
Investment Company, Portfolio Turnover	51.92%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$3,994,673
Number of Holdings	30
Net Advisory Fee	$30,308
Portfolio Turnover	51.92%

Holdings [Text Block]	What did the Fund invest in? (as of December 31, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Intuitive Surgical Inc	14.4%
Siemens Healthineers AG	8.6%
ResMed Inc	6.4%
IQVIA Holdings Inc	5.2%
Veeva Systems Inc	5.0%
GE HealthCare Technologies Inc	4.6%
Dexcom Inc	4.6%
Insulet Corp	4.5%
Koninklijke Philips NV	4.4%
Sonova Holding AG	4.1%